Condensed Consolidated Interim Statement of Changes in Equity (Unaudited) - CHF (SFr)	SHARE CAPITAL	SHARE PREMIUM	FX TRANSLATION RESERVE	ACCUMULATED DEFICIT	Total
Balance at Dec. 31, 2019	SFr 1,650,380	SFr 157,191,707	SFr (27,565)	SFr (152,778,389)	SFr 6,036,133
Total comprehensive loss
Net loss				(2,658,501)	(2,658,501)
Other comprehensive income/(loss)			16,396	(78,010)	(61,614)
Total comprehensive income/(loss)			16,396	(2,736,511)	(2,720,115)
Transactions with owners of the Company
Reduction of the nominal value	(1,973,044)	1,973,044
Transaction costs		(3,335)			(3,335)
Share based payments				167,909	167,909
Capital increase	373,255	624,744			997,999
Balance at Jun. 30, 2020	50,591	159,786,160	(11,169)	(155,346,991)	4,478,591
Balance at Dec. 31, 2020	114,172	177,230,300	61,297	(160,635,879)	16,769,890
Total comprehensive loss
Net loss				(6,754,579)	(6,754,579)
Other comprehensive income/(loss)			(41,922)	448,946	407,024
Total comprehensive income/(loss)			(41,922)	(6,305,633)	(6,347,555)
Transactions with owners of the Company
Capital increase /Exercise of warrants	8,974	3,885,764			3,894,738
Conversion of loan	5,168	1,366,087			1,371,255
Share based/Asset purchase	7,735	2,266,735		1,078,800	3,353,270
Share based payments	382	92,181		952,349	1,044,912
Balance at Jun. 30, 2021	SFr 136,431	SFr 184,841,067	SFr 19,375	SFr (164,910,363)	SFr 20,086,510